Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Future NRG Sdn. Bhd. [Member]
Recent Accounting Pronouncements

3. RECENT ACCOUNTING PRONOUNCEMENTS

ASU 2023-09 (Income Taxes — disaggregated disclosures): effective for annual periods beginning after December 15, 2025; the Company is evaluating impact. ASU 2023-07 (Segment Reporting): the Company operates as a single segment; impact is expected to be limited. ASU 2024-03 (DISE — disaggregated expense disclosures): effective December 15, 2026; the Company is evaluating impact. No other recently issued but not yet effective standards are expected to have a material effect on these financial statements.

3.	RECENT ACCOUNTING PRONOUNCEMENTS

The Company evaluates all recently issued accounting pronouncements issued by the Financial Accounting Standards Board (“FASB”) and adopts those that are applicable and expected to have a material impact on its consolidated financial statements.

The following Accounting Standards Updates (“ASUs”) were issued by the FASB but were not yet effective or adopted by the Company as of December 31, 2025:

In December 2023, the FASB issued ASU 2023-09 to enhance the transparency and decision usefulness of income tax disclosures. The amendments require additional disclosures relating to the effective tax rate reconciliation and income taxes paid by jurisdiction. The amendments are effective for annual periods beginning after December 15, 2025, with early adoption permitted. The Company is currently evaluating the impact that the adoption of this standard will have on its consolidated financial statements and related disclosures.

In November 2023, the FASB issued ASU 2023-07: Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which expands disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses and other segment items. The amendments are effective for annual periods beginning after December 15, 2024, and interim periods beginning after December 15, 2025. The Company is currently assessing the impact of adopting this guidance on its disclosures.

In November 2024, the FASB issued ASU 2024-03: Disaggregation of Income Statement Expenses (DISE) which requires additional disaggregated disclosures relating to certain income statement expense captions, including purchases of inventory, employee compensation, depreciation, and amortization expenses. The amendments are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statement disclosures.

Management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.